Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Information [Line Items]
Entity Registrant Name	LAVA Therapeutics NV
Entity Central Index Key	0001840748